Debt And Credit Facilities	12 Months Ended
Dec. 31, 2017
Financing (Income) Expenses
Debt and Credit Facilities

22. DEBT AND CREDIT FACILITIES

Debt and credit facilities are comprised of the following:

Short-Term Debt

($ millions)	Dec 31 2017	Dec 31 2016

Commercial paper(1)	2 136	1 273

(1)

The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $4.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2017 was 1.56% (December 31, 2016 – 0.97%). Subsequent to year end, the maximum amount authorized to issue under commercial paper is increased to $5.0 billion

Long-Term Debt

($ millions)	Dec 31 2017	Dec 31 2016

Fixed-term debt, redeemable at the option of the company(2)

6.10% Notes, due 2018 (US$1,250)	—	1 678

6.05% Notes, due 2018 (US$600)	—	809

5.80% Series 4 Medium Term Notes, due 2018	—	700

7.75% Notes, due 2019 (US$223)(3)	288	317

3.10% Series 5 Medium Term Notes, due 2021	749	748

9.25% Debentures, due 2021 (US$300)	406	440

9.40% Notes, due 2021 (US$220)(3)(4)	298	325

4.50% Notes, due 2022 (US$182)(3)	212	225

3.60% Notes, due 2024 (US$750)	936	1 002

3.00% Series 5 Medium Term Notes, due 2026(5)	698	698

7.875% Debentures, due 2026 (US$275)	365	391

8.20% Notes, due 2027 (US$59)(3)	81	87

7.00% Debentures, due 2028 (US$250)	319	342

7.15% Notes, due 2032 (US$500)	626	670

5.35% Notes, due 2033 (US$300)	344	368

5.95% Notes, due 2034 (US$500)	625	669

5.95% Notes, due 2035 (US$600)	718	769

5.39% Series 4 Medium Term Notes, due 2037	599	599

6.50% Notes, due 2038 (US$1,150)	1 439	1 540

6.80% Notes, due 2038 (US$900)	1 151	1 231

6.85% Notes, due 2039 (US$750)	938	1 004

6.00% Notes, due 2042 (US$152)(3)	140	151

4.34% Series 5 Medium Term Notes, due 2046(6)	300	300

4.00% Notes, due 2047 (US$750)(7)	936	—

Total unsecured long term debt	12 168	15 063

Finance leases(8)	1 319	1 134

Deferred financing costs	(44)	(40)

	13 443	16 157

Current portion of long-term debt

Finance leases	(71)	(54)

	(71)	(54)

Total long-term debt	13 372	16 103

(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Debt acquired through the acquisition of COS (note 7).
(4)

Subsequent to the acquisition of COS, Moody's Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.

(5)

In September 2016, the company issued $700 million of senior unsecured Series 5 Medium Term notes maturing on September 14, 2026. The notes have a coupon of 3.00% and were priced at $99.751 per note for an effective yield of 3.029%. Interest is paid semi-annually.

(6)

In September 2016, the company issued $300 million of senior unsecured Series 5 Medium Term notes maturing on September 13, 2046. The notes have a coupon of 4.34% and were priced at $99.900 per note for an effective yield of 4.346%. Interest is paid semi-annually.

(7)

During the fourth quarter of 2017, the company issued US$750 million of senior unsecured notes maturing on November 15, 2047. The notes have a coupon of 4.00% and were priced at $99.498 per note for an effective yield of 4.029%. Interest is paid semi-annually.

(8)	Interest rates range from 2.9% to 16.5% and maturity dates range from 2027 to 2062.

During the fourth quarter of 2017, the company redeemed its US$600 million (book value of $771 million) senior unsecured notes with a coupon of 6.05% originally scheduled to mature on May 15, 2018 for US$614 million ($788 million), including US$3 million ($4 million) of accrued interest. The company also redeemed its $700 million senior unsecured Series 4 Medium Term notes with a coupon of 5.80% originally scheduled to mature on May 22, 2018 for $715 million, including $3 million of accrued interest. The company realized an overall debt extinguishment loss of $26 million ($18 million after-tax).

During the second quarter of 2017, the company redeemed its US$1.250 billion (book value of $1.700 billion) senior unsecured notes originally scheduled to mature on June 1, 2018 for US$1.344 billion ($1.830 billion), including US$31 million ($42 million) of accrued interest. In conjunction with the early retirement of the notes, the company also realized gains of $62 million on foreign currency hedges resulting in an overall debt extinguishment loss of $25 million ($10 million after-tax).

During the second quarter of 2016, the company purchased US$688 million (book value of $864 million) of subsidiary debt acquired through the acquisition of COS for US$751 million ($973 million) including US$8 million ($10 million) of accrued interest, resulting in a debt extinguishment loss of $99 million ($73 million after-tax). The company also repaid approximately $600 million of the credit facility acquired in the COS transaction.

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2017 for finance leases, short-term debt and long-term debt are as follows:

($ millions)	Repayment

2018	2 207

2019	313

2020	39

2021	1 444

2022	272

Thereafter	11 371

15 646

Credit Facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2017

Fully revolving and expires in 2021	4 000

Fully revolving and expires in 2020	2 504

Fully revolving and expires in 2018/2019	1 580

Can be terminated at any time at the option of the lenders	140

Total credit facilities	8 224

Credit facilities supporting outstanding commercial paper	(2 136)

Credit facilities supporting standby letters of credit(1)	(1 367)

Total unutilized credit facilities(2)	4 721

(1)	To reduce costs, the company supported certain credit facilities with $733 million of cash collateral as at December 31, 2017 (December 31, 2016 – $1.032 billion).
(2)

Available credit facilities for liquidity purposes at December 31, 2017 decreased to $4.489 billion compared to $7.467 billion at December 31, 2016, as a result of a planned $1.0 billion reduction in the company's credit facility, the company's cancellation of a $950 million credit facility that was acquired through the acquisition of COS and an increase in short-term indebtedness. The decrease in the company's credit facility and the cancellation of the credit facility were executed in 2017 as the excess liquidity is no longer anticipated to be required and the reduction will reduce future financing expense.